SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

In February of 2021, the Cooperative declared a distribution of $2,013,762, or $.13 per outstanding membership unit.

Management has reviewed subsequent events through March 5, 2021 the date to which the financial statements were available to be issued and concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.